Cover	Jan. 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2025
Entity File Number	001-41963
Entity Registrant Name	VOCODIA HOLDINGS CORP
Entity Central Index Key	0001880431
Entity Tax Identification Number	86-3519415
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6401 Congress Avenue
Entity Address, Address Line Two	Suite #160
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	484-5234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	VHAI
Series A Warrants
Title of 12(b) Security	Series A Warrants
Trading Symbol	VHAIIW
Series B Warrants
Title of 12(b) Security	Series B Warrants
Trading Symbol	VHAIBW